Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Debt Securities [Abstract]
Schedule of long term debt agreements
As at December 31:	2017	2016
Due to a bank, US$19,430 and US$19,428 at December 31, 2017 and 2016, respectively, fixed interest plus an interest margin and backup guarantee fee on US$19,428 (5.05% at December 31, 2017) and payable quarterly, secured by intercompany loan receivables and due in equal annual repayments with final repayment in September 2022	$24,374	$26,085
Due to a bank, €nil and €16,414 at December 31, 2017 and 2016, respectively	—	23,257
Due to banks, €nil and €8,000 at December 31, 2017 and 2016,	—	11,335
Due to a bank €nil and €25,900 at December 31, 2017 and 2016, respectively	—	36,699
Due to a bank, €13,605 and €14,642 at December 31, 2017 and 2016, respectively, €13,404 at a fixed interest rate (2.7% at December 31, 2017) and the remainder at EURIBOR plus an interest margin (1.55% at December 31, 2017) and payable quarterly, due in semi-annual repayments with final payment in May 2025. Repayments totaling $1,559 were past-due at December 31, 2017.	19,359	19,437
	$43,733	$116,813
Current portion	$43,733	$36,249
Long-term portion	—	80,564
	$43,733	$116,813